Due to Affiliate - Summary of Promissory Note (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2020
Disclosure of transactions between related parties [line items]
Principal amount outstanding	$ 5,102,335	$ 4,915,503
Total borrowings	3,917,433	4,137,506
Due to Affiliate | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Principal amount outstanding	300,000	300,000	$ 300,000
Less: Discount and transaction costs (net of amortization)	(43,638)	(48,353)
Total borrowings	$ 256,362	$ 251,647